VARIABLE INTEREST ENTITIES	12 Months Ended
Jan. 03, 2021
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES

19.    VARIABLE INTEREST ENTITIES

Prior to the merger of SRS and UQF described in Note 1. "Operations and Summary of Significant Accounting Policies”, UQF held a variable interest in SRS, a commonly controlled entity, for which UQF is the primary beneficiary since UQF had the power to direct the activities of SRS and the obligation to absorb losses and the right to receive benefits. UQF leased properties owned by SRS. The acquisitions of these properties were funded by UQF through notes receivable. As the primary beneficiary of this variable interest entity, the assets, liabilities and results of operations are included in UQF’s consolidated financial statements. The equity holders’ interests were reflected in “Net income attributable to noncontrolling interest” in the consolidated statements of operations and comprehensive income (loss) and “Noncontrolling interest” in the consolidated balance sheets. The total amount of lease expense/income between SRS and UQF for the year ended December 29, 2019 was $4.0 million, which was eliminated in consolidation. When SRS merged with UQF, UQF assumed all assets and liabilities of SRS and any notes receivable or payable between the two companies were relieved.